AS FILED WITH THE SECURITIES
                             AND EXCHANGE COMMISSION
                                   ON 10/22/99

                               FILE NOS: 811-____
                                    333-_____

                       SECURITIES AND EXCHANGE COMMISSION
                       ----------------------------------
                             Washington, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933       [X]
Pre-Effective Amendment No.                                   [ ]
Post-Effective Amendment No.                                  [ ]

and

REGISTRATION STATEMENT UNDER
THE INVESTMENT COMPANY ACT OF 1940                            [X]
Amendment No.                                                 [ ]

                        (Check appropriate box or boxes.)

                            CUMMER/MOYERS FUNDS, INC.
                         -------------------------------
               (Exact name of Registrant as Specified in Charter)

                                   3417 HULEN
                              FORT WORTH, TX 76107
                            ------------------------
                     (Address of Principal Executive Office)

                                  817-731-9559
                                  ------------
              (Registrant's Telephone Number, including Area Code)

                                MR. DWAYNE MOYERS
                                   3417 HULEN
                              FORT WORTH, TX 76107
                     ---------------------------------------
                     (Name and Address of Agent for Service)

                     Please send copy of communications to:

                               MR. DAVID D. JONES
                           DAVID JONES & ASSOC., P.C.
                            799 State Street, PMB 234
                               Pottstown, Pa 19464
                           (610) 718-5381 (Telephone)
                           (610) 718-5391 (Facsimile)
                                  ------------

Approximate Date of Proposed Public Offering: As soon as practicable following effective date.

Registrant declares that it is registering an indefinite number or amount of its securities by this Registration Statement.

The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the Registration Statement shall became effective on such date as the Commission, acting pursuant to said Section 8(a), may determine.

TOTAL NUMBER OF PAGES           75
EXHIBIT INDEX BEGINS
ON PAGE                         50

                            CUMMER/MOYERS FUNDS, INC.

                       CONTENTS OF REGISTRATION STATEMENT

This Registration document is comprised of the following:

1.   Cover Sheet.
2.   Contents of Registration Statement.
3.   Prospectus  for  the   Cummer/Moyers   High  Yield   Corporate   Fund,  the
     Cummer/Moyers Diversified Income Fund, the Cummer-Moyers Total Return Income Fund, and the Cummer/Moyers Aggressive Growth Fund.
4.   Statement of Additional Information for Cummer/Moyers Funds, Inc.
5.   Part C of Form N-1A.
6.   Signature Page.
7.   Exhibits.

                                   PROSPECTUS
                                      DATED
                                 JANUARY 3, 2000

                     Cummer/Moyers High Yield Corporate Fund
                      Cummer/Moyers Diversified Income Fund
                     Cummer/Moyers Total Return Income Fund
                      Cummer/Moyers Aggressive Growth Fund

                    (Each a "Fund", and together the "Funds")

                              EACH FUND IS A SERIES
                                       OF
                            CUMMER/MOYERS FUNDS, INC.
                                 (the "Company")
                                   3417 Hulen
                              Fort Worth, TX 76107
                                 1-800-___-____

           This Prospectus offers Service Shares of the Funds. Service Shares have ongoing Rule 12b-1 fees and charge a contingent deferred sales charge on certain redemptions.

--------------------------------------------------------------------------------
As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed on the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.
--------------------------------------------------------------------------------

                                TABLE OF CONTENTS

THE CUMMER/MOYERS FUNDS
HIGH YIELD CORPORATE FUND
     What is the Fund's Investment Objective?..............................
     What are the Fund's Primary Investment Strategies?....................
     What are the Principal Risks of Investing in the Fund?................
     How Has the Fund Performed in the Past?...............................
     What are the Fund's Fees And Expenses?................................
     An Example of Fund Expenses Over Time.................................
DIVERSIFIED INCOME FUND
     What is the Fund's Investment Objective?..............................
     What are the Fund's Primary Investment Strategies?....................
     What are the Principal Risks of Investing in the Fund?................
     How Has the Fund Performed in the Past?...............................
     What are the Fund's Fees And Expenses?................................
     An Example of Fund Expenses Over Time.................................
TOTAL RETURN INCOME FUND
     What is the Fund's Investment Objective?..............................
     What are the Fund's Primary Investment Strategies?....................
     What are the Principal Risks of Investing in the Fund?................
     How Has the Fund Performed in the Past?...............................
     What are the Fund's Fees And Expenses?................................
     An Example of Fund Expenses Over Time.................................
AGGRESSIVE GROWTH FUND
     What is the Fund's Investment Objective?..............................
     What are the Fund's Primary Investment Strategies?....................
     What are the Principal Risks of Investing in the Fund?................
     How Has the Fund Performed in the Past?...............................
     What are the Fund's Fees And Expenses?................................
     An Example of Fund Expenses Over Time.................................
THE INVESTMENT ADVISER
     The Adviser...........................................................
     The Portfolio Manager.................................................
HOW TO BUY AND SELL SHARES
     Investing In The Fund.................................................
     Determining Share Prices..............................................
     Distribution (12b-1) Fees.............................................
     Minimum Investment Amounts............................................
     Opening and Adding To Your Account....................................
     Purchasing Shares By Mail.............................................
     Purchasing Shares By Wire Transfer....................................
     Purchases through Financial Service Organizations.....................
     Purchasing Shares By Automatic Investment Plan........................
     Purchasing Shares By Telephone........................................
     Miscellaneous Purchase Information....................................
     How to Sell (Redeem) Your Shares......................................
     By Mail...............................................................
     Signature Guarantees..................................................
     By Telephone..........................................................
     By Wire...............................................................
     Redemption At The Option Of The Fund..................................
DIVIDENDS AND DISTRIBUTIONS................................................
TAX CONSIDERATIONS.........................................................
GENERAL INFORMATION........................................................

                             THE CUMMER/MOYERS FUNDS
--------------------------------------------------------------------------------

                     CUMMER/MOYERS HIGH YIELD CORPORATE FUND

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

     The Fund's investment objective is to provide a high level of current income with capital appreciation as a secondary objective.

WHAT ARE THE FUND'S PRINCIPAL INVESTMENT STRATEGIES?

     The Fund invests primarily in a diversified group of low-quality, high-risk corporate bonds, convertible securities and asset-backed securities. Under normal circumstances, at least 65% of the Fund's assets will be invested in high-yield securities rated BBB or lower by Moody's Investors Service. Inc. or Standard & Poor's Corporation. The Fund may also invest in corporate issues that have defaulted.

     The securities in which the Fund will invest are low quality, high-risk securities. Because of their low credit quality, these securities must pay higher interest rates to compensate investors for the substantial credit risk they assume.

     To choose the securities in which the Fund will invest, the Fund's Adviser conducts solid fundamental credit research on each issuer and broadly diversifies the Fund's holdings. Diversifying the Fund's holdings means that the Fund will hold small positions in a large number of issuers, so that problems with a singe issuer will not have a large negative impact on the Fund.

     The Fund normally invests at least 65% of its assets in, and will choose its investments from, the following types of securities:

     o Corporate debt- As the name implies, corporate debt obligations-usually called bonds-represent loans by an investor to a corporation.

     o Asset-backed securities- These securities represent partial ownership in pools of consumer of commercial loans- most often credit card, automobile or trade receivables. Asset-backed securities are issued by entities formed solely for that purpose, but their value ultimately depends on repayments by underlying borrowers. A primary risk of asset-backed securities is that their maturities are hard to predict because of the fluctuating repayment patterns of the underlying borrowers.

     o Convertible securities- Bonds or preferred stocks that are convertible into, or exchangeable for, common stocks are known as convertible securities.

     o Preferred stocks- Preferred stock is corporate stock that pays set dividends to their holders. Preferred stock has a superior claim on the issuer's income and assets, but a lower claim on income and assets than corporate bond holders.

     o Collateralized Mortgage Obligations (CMOs)- CMOs are securities that are collateralized by mortgages or mortgage pass-through securities. When CMOs are created, the rights to receive principal and interest payments on the underlying mortgages are divided up to create short, intermediate and long term CMO bonds. These rights are delegated and divided among the various maturity structures of the CMOs based on assumptions made by the creators concerning the timiong of cash flows on the underlying mortgages, including expected prepayment rates. The primary risk of a CMO is that the assumptions are wrong, which would result in the CMO having either a shorter or longer maturity than was expected.

     Typically, the Adviser expects that the majority (50% or more) of the Fund's assets will invested in corporate and convertible bonds.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUND?

     General Risks- All investments are subject to inherent risks, and the Fund is no exception. Accordingly, you may lose money by investing in the Fund. When you sell your Fund shares, they may be worth more or less than what you paid for them because the value of the Fund's investments will vary from day-to-day, reflecting changes in market conditions, interest rates and numerous other factors.

     Credit Risk- Credit risk is the risk that an issuer of a security will fail to pay principal and interest in a timely manner, reducing the Fund's total return. Credit risk will be substantial for the Fund.

     Interest Rate Risk- Interest rate risk is the risk that bond prices overall, including the prices of securities held by the Fund, will decline over short or even long periods of time due to rising interest rates. Bonds with longer maturities tend to be more sensitive to interest rates than bonds with shorter maturities.

     Income Risk- Income risk is the risk that falling interest rates will cause the Fund's income to decline.

     Management  Risk- The  Fund's  overall  success  depends  on the  Adviser's ability to choose productive securities for the Fund. If the Adviser is unable to successfully choose productive securities, the Fund may under perform other funds with similar investment objectives. Acting as investment adviser to the Fund is a new position for the Adviser, and the Fund has no operating history.

     Year 2000 Risks- As with other mutual funds, financial and business organizations and individuals around the world, the Fund could be adversely affected if the computer systems used by the Adviser and the Fund's other service providers don't properly process and calculate date-related information and data from and after January 1, 2000. This is commonly known as the "Year 2000" or "Y2K" problem. The Adviser is taking steps to address the Y2K problem with respect to the computer systems that it uses and to obtain assurances that comparable steps are being taken by the Fund's other major service providers. The Adviser will monitor the companies in which the Fund invests for evidence of Y2K preparedness. However, there can be no assurance that the Fund's portfolio will not be adversely affected by the Y2K problem.

HOW HAS THE FUND PERFORMED IN THE PAST?

     Because this is a new Fund that does not yet have an operating history, a performance bar chart and table describing the Fund's annual performance and comparing that performance to appropriate indices is not yet available. Performance information will be included in the Fund's first semi-annual and annual reports, which will be sent to you without charge at your request. Simply contact the Fund at 1-800-___-____.

WHAT ARE THE FUND'S FEES AND EXPENSES?

     This table describes the fees and expenses you may pay if you buy and hold shares of the Fund.

               =================================================

                                Shareholder Fees:
                                -----------------
                    (fees paid directly from your investment)

               Maximum Sales Charge (Load)
               Imposed on Purchases                        NONE

               Maximum Deferred Sales                      1.00%
               Charge (Load)

               Maximum Sales Charge (Load)                 NONE
               Imposed on Reinvested Dividends
               And other Distributions

               Redemption Fees                             NONE

               =================================================

                         Annual Fund Operating Expenses:
                         -------------------------------
                  (expenses that are deducted from Fund assets)

               Management Fees1                            1.25%

               Distribution (12b-1) Fees2                  1.00%
               Other Expenses3                             0.00%
                                                           -----
               Total Annual
               Fund Operating Expenses                     2.25%

               =================================================

1. Management fees include a fee of 0.75% for investment advisory services and 0.50% for administrative and other services. Both fees are paid to the Fund's Adviser pursuant to separate agreements for each service.
2. 0.25% of this fee represents servicing fees, and 0.75% represents distribution fees. Because 12b-1 fees are paid out of the assets of the Fund on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.
3. The Fund's Adviser is responsible for paying all the Fund's expenses except taxes, interest, litigation expenses and other extraordinary expenses. Because the Fund believes that it will not incur any of these expenses during its first fiscal year, no expenses are included in this category.

AN EXAMPLE OF EXPENSES OVER TIME:

The expense example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, reinvest all dividends and distributions, and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                  ONE YEAR                   THREE YEARS
                  --------                   -----------
                   $ ----                      $ -----

If you did not redeem your shares, your expense would be:

                  ONE YEAR                   THREE YEARS
                  --------                   -----------
                   $ ----                      $ -----

-----------------------------------------------------------------------------

                      CUMMER/MOYERS DIVERSIFIED INCOME FUND

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

     The Fund's investment objective is to provide a high level of current income with capital appreciation as a secondary objective.

WHAT ARE THE FUND'S PRINCIPAL INVESTMENT STRATEGIES?

     The Adviser attempts to achieve the Fund's investment objectives by investing in a diversified group of corporate and U.S. government and government agency securities. Under normal circumstances, at least 50% of the Fund's assets will be invested in investment grade securities rated BBB or higher by Moody's Investors Service. Inc. or Standard & Poor's Corporation, or their equivalent. The remaining assets will normally be invested in non-investment grade securities (less than BBB or equivalent)

     In choosing securities for the Fund to purchase, the Fund's Adviser analyzes general interest rate trends to determine the overall maturity structure of the Fund's portfolio, then selects securities from among the Fund's permissible investments that appear to be undervalued in relation to the overall interest rate market for those securities. When general interest rates are rising, the Fund will shorten the overall maturity structure of the Fund. When interest rates are falling, the Fund will extend its overall maturity structure.

     The Fund normally invests at least 65% of its assets in, and will choose its investments from, the following types of securities:

     o Corporate debt- As the name implies, corporate debt obligations-usually called bonds-represent loans by an investor to a corporation.

     o U.S. government and agency debt- These securities represent loans by an investor to the U.S. Treasury Department or a wide variety of governmental agencies and instrumentalities.

          Timely payment of principal and interest on U.S. Treasury Debt is always guaranteed by the full faith and credit of the U.S. government; many (but not all) agency debt securities have the same guarantee.

     o Asset-backed securities- These securities represent partial ownership in pools of consumer of commercial loans- most often credit card, automobile or trade receivables. Asset-backed securities are issued by entities formed solely for that purpose, but their value ultimately depends on repayments by underlying borrowers. A primary risk of asset-backed securities is that their maturities are hard to predict because of the fluctuating repayment patterns of the underlying borrowers.

     o Convertible securities- Bonds or preferred stocks that are convertible into, or exchangeable for, common stocks are known as convertible securities.

     o Preferred stocks- Preferred stock is corporate stock that pays set dividends to their holders. Preferred stock has a superior claim on the issuer's income and assets, but a lower claim on income and assets than corporate bond holders.

     o Collateralized Mortgage Obligations (CMOs)- CMOs are securities that are collateralized by mortgages or mortgage pass-through securities. When CMOs are created, the rights to receive principal and interest payments on the underlying mortgages are divided up to create short, intermediate and long term CMO bonds. These rights are delegated and divided among the various maturity structures of the CMOs based on assumptions made by the creators concerning the timiong of cash flows on the underlying mortgages, including expected prepayment rates. The primary risk of a CMO is that the assumptions are wrong, which would result in the CMO having either a shorter or longer maturity than was expected.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUND?

     General Risks- All investments are subject to inherent risks, and the Fund is no exception. Accordingly, you may lose money by investing in the Fund. When you sell your Fund shares, they may be worth more or less than what you paid for them because the value of the Fund's investments will vary from day-to-day, reflecting changes in market conditions, interest rates and numerous other factors.

     Credit Risk- Credit risk is the risk that an issuer of a security will fail to pay principal and interest in a timely manner, reducing the Fund's total return. Under normal circumstances, at least 50% of the Fund's portfolio will be invested in high credit quality securities so that credit risk for the Fund is reduced.

     Interest Rate Risk- Interest rate risk is the risk that bond prices overall, including the prices of securities held by the Fund, will decline over short or even long periods of time due to rising interest rates. Fixed-income securities with longer maturities tend to be more sensitive to interest rates than bonds with shorter maturities.

     Income Risk- Income risk is the risk that falling interest rates will cause the Fund's income to decline.

     Management  Risk- The  Fund's  overall  success  depends  on the  Adviser's ability to choose productive securities for the Fund. If the Adviser is unable to successfully choose productive securities, the Fund may under perform other funds with similar investment objectives. Acting as investment adviser to the Fund is a new position for the Adviser, and the Fund has no operating history.

     Year 2000 Risks- As with other mutual funds, financial and business organizations and individuals around the world, the Fund could be adversely affected if the computer systems used by the Adviser and the Fund's other service providers don't properly process and calculate date-related information and data from and after January 1, 2000. This is commonly known as the "Year 2000" or "Y2K" problem. The Adviser is taking steps to address the Y2K problem with respect to the computer systems that it uses and to obtain assurances that comparable steps are being taken by the Fund's other major service providers. The Adviser will monitor the companies in which the Fund invests for evidence of Y2K preparedness. However, there can be no assurance that the Fund's portfolio will not be adversely affected by the Y2K problem. Further, foreign issuers may not be as well prepared for the Y2K problem as U.S. issuers, and this may pose additional risk to the Fund.

HOW HAS THE FUND PERFORMED IN THE PAST?

     Because this is a new Fund that does not yet have an operating history, a performance bar chart and table describing the Fund's annual performance and comparing that performance to appropriate indices is not yet available. Performance information will be included in the Fund's first semi-annual and annual reports, which will be sent to you without charge at your request. Simply contact the Fund at 1-800-___-____.

WHAT ARE THE FUND'S FEES AND EXPENSES?

     This table describes the fees and expenses you may pay if you buy and hold shares of the Fund.

               ================================================

                                Shareholder Fees:
                                -----------------
                    (fees paid directly from your investment)

               Maximum Sales Charge (Load)
               Imposed on Purchases                        NONE

               Maximum Deferred Sales                      1.00%
               Charge (Load)

               Maximum Sales Charge (Load)                 NONE
               Imposed on Reinvested Dividends
               And other Distributions

               Redemption Fees                             NONE

               ================================================

                         Annual Fund Operating Expenses:
                         -------------------------------
                  (expenses that are deducted from Fund assets)

               Management Fees1                           1.00%

               Distribution (12b-1) Fees2                 1.00%

               Other Expenses3                            0.00%

               Total Annual
               Fund Operating Expenses                    2.00%

               ================================================

1. Management fees include a fee of 0.50% for investment advisory services and 0.50% for administrative and other services. Both fees are paid to the Fund's Adviser pursuant to separate agreements for each service.
2. 0.25% of this fee represents servicing fees, and 0.75% represents distribution fees. Because 12b-1 fees are paid out of the assets of the Fund on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.
3. The Fund's Adviser is responsible for paying all the Fund's expenses except taxes, interest, litigation expenses and other extraordinary expenses. Because the Fund believes that it will not incur any of these expenses during its first fiscal year, no expenses are included in this category.

AN EXAMPLE OF EXPENSES OVER TIME:

The expense example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, reinvest all dividends and distributions, and then redeem all your shares at the end of those periods (because the Fund does not charge any redemption fees, your expenses would be the same even if you did not redeem your shares). The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                  ONE YEAR          THREE YEARS
                  --------          -----------
                   $ ----             $ -----

If you did not redeem your shares, your expenses would be:

                  ONE YEAR          THREE YEARS
                  --------          -----------
                   $ ----             $ -----
--------------------------------------------------------------------------------

                     CUMMER/MOYERS TOTAL RETURN INCOME FUND

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

     The Fund seeks to provide current income and long-term growth of capital.

WHAT ARE THE FUND'S PRINCIPAL INVESTMENT STRATEGIES?

     The Fund invests in a variety of securities that have historically produced consistent current income and have the potential for long-term capital growth. These securities include:

     o Common stocks of public utility companies and other companies that historically have paid consistent dividends on their stock;
     o    Real Estate Investment Trusts (REITS);
     o    Preferred stocks;
     o    Preferred stocks that are convertible into common stocks;

     o    Convertible securities; and
     o    Corporate debt securities.

     Real Estate Investment Trusts (REITS)- REITS are securities that give the owners a proportionate interest in the issuer's assets, which consist of diffent types of real estate holdings. Equity REITs invest directly in real property while mortgage REITs invest in mortgages on real property. REITs pay dividends to their shareholders based upon available funds from operations. REITS also incur fees and expenses of operations, which fees are indirectly borne by you when the Fund invests in REITS.

     Corporate debt- As the name implies, corporate debt obligations- usually called bonds- represent loans by an investor to a corporation.

     Convertible  securities-  Bonds or  preferred  stocks that are  convertible
     into,  or  exchangeable   for,  common  stocks  are  known  as  convertible
     securities.

     Preferred stocks- Preferred stock is corporate stock that pays set dividends to their holders. Preferred stock has a superior claim on the issuer's income and assets, but a lower claim on income and assets than corporate bond holders.

     To choose the securities in which the Fund will invest, the Adviser conducts fundamental analysis of the issuer, and further analyzes interest rate trends and the consequences of changes in general rates on each type of security and issuer. The Adviser then chooses securities which, in the Adviser's opinion, will perform best under the Adviser's forecasted conditions.

     The Fund will only invest in securities rated B or higher by Moody's Investors Service. Inc. or Standard & Poor's Corporation, or their equivalent.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUND?

     General Risks- All investments are subject to inherent risks, and the Fund is no exception. Accordingly, you may lose money by investing in the Fund. When you sell your Fund shares, they may be worth more or less than what you paid for them because the value of the Fund's investments will vary from day-to-day, reflecting changes in market conditions, interest rates and numerous other factors.

     Stock Market Risk- The stock market tends to trade in cyclical price patterns, with prices generally rising or falling over sustained periods of time. The Fund will be subject to the risks associated with common stocks, including price volatility and the creditworthiness of the issuing company.

     Credit Risk- Credit risk is the risk that an issuer of a security will fail to pay principal and interest in a timely manner, reducing the Fund's total return.

     Interest Rate Risk- Interest rate risk is the risk that bond prices overall, including the prices of securities held by the Fund, will decline over short or even long periods of time due to rising interest rates. Bonds with longer maturities tend to be more sensitive to interest rates than bonds with shorter maturities.

     Income Risk- Income risk is the risk that falling interest rates will cause the Fund's income to decline.

     REITS- REITs may be subject to certain risks associated with the direct ownership of real estate, including declines in the value of real estate, risks related to general and local economic conditions, overbuilding and increased competition, increases in property taxes and operating expenses, and variations in rental income. Also, the fees and expenses incurred by these securities will be indirectly paid by Fund shareholders.

     Management  Risk- The  Fund's  overall  success  depends  on the  Adviser's ability to choose productive securities for the Fund. If the Adviser is unable to successfully choose productive securities, the Fund may under perform other funds with similar investment objectives. Acting as investment adviser to the Fund is a new position for the Adviser, and the Fund has no operating history.

     Year 2000 Risks- As with other mutual funds, financial and business organizations and individuals around the world, the Fund could be adversely affected if the computer systems used by the Adviser and the Fund's other service providers don't properly process and calculate date-related information and data from and after January 1, 2000. This is commonly known as the "Year 2000" or "Y2K" problem. The Adviser is taking steps to address the Y2K problem with respect to the computer systems that it uses and to obtain assurances that comparable steps are being taken by the Fund's other major service providers. The Adviser will monitor the companies in which the Fund invests for evidence of Y2K preparedness. However, there can be no assurance that the Fund's portfolio will not be adversely affected by the Y2K problem. Further, foreign issuers may not be as well prepared for the Y2K problem as U.S. issuers, and this may pose additional risk to the Fund.

HOW HAS THE FUND PERFORMED IN THE PAST?

     Because this is a new Fund that does not yet have an operating history, a performance bar chart and table describing the Fund's annual performance and comparing that performance to appropriate indices is not yet available. Performance information will be included in the Fund's first semi-annual and annual reports, which will be sent to you without charge at your request. Simply contact the Fund at 1-800-___-____.

WHAT ARE THE FUND'S FEES AND EXPENSES?

     This table describes the fees and expenses you may pay if you buy and hold shares of the Fund.

               ================================================

                                Shareholder Fees:
                                -----------------
                    (fees paid directly from your investment)

               Maximum Sales Charge (Load)
               Imposed on Purchases                        NONE

               Maximum Deferred Sales                      1.00%
               Charge (Load)

               Maximum Sales Charge (Load)                 NONE
               Imposed on Reinvested Dividends
               And other Distributions

               Redemption Fees                             NONE

               ================================================

                         Annual Fund Operating Expenses:
                         -------------------------------
                  (expenses that are deducted from Fund assets)

               Management Fees1                           1.25%

               Distribution (12b-1) Fees2                 1.00%

               Other Expenses3                            0.00%

               Total Annual
               Fund Operating Expenses                    2.25%

               ================================================

1. Management fees include a fee of 0.75% for investment advisory services and 0.50% for administrative and other services. Both fees are paid to the Fund's Adviser pursuant to separate agreements for each service.
2. 0.25% of this fee represents servicing fees, and 0.75% represents distribution fees. Because 12b-1 fees are paid out of the assets of the Fund on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.
3. The Fund's Adviser is responsible for paying all the Fund's expenses except taxes, interest, litigation expenses and other extraordinary expenses. Because the Fund believes that it will not incur any of these expenses during its first fiscal year, no expenses are included in this category.

AN EXAMPLE OF EXPENSES OVER TIME:

The expense example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, reinvest all dividends and distributions, and then redeem all your shares at the end of those periods (because the Fund does not charge any redemption fees, your expenses would be the same even if you did not redeem your shares). The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                  ONE YEAR          THREE YEARS
                  --------          -----------
                   $ ----             $ -----

If you did not redeem your shares, your expenses would be:

                  ONE YEAR          THREE YEARS
                  --------          -----------
                   $ ----             $ -----
--------------------------------------------------------------------------------

                      CUMMER/MOYERS AGGRESSIVE GROWTH FUND

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

     The Fund's investment objective is long-term capital growth.

WHAT ARE THE FUND'S PRINCIPAL INVESTMENT STRATEGIES?

     The Adviser attempts to achieve the Fund's investment goals by:

     o investing in common stocks without restrictions regarding market capitalization;
     o normally investing at least 75% of the Fund's total assets in US common stocks; and
     o    holding a focused portfolio typically of no more than 30 stocks.

     The Fund's Adviser believes that the Fund's investment objective is best achieved by investing in companies that exhibit the potential for significant growth over the long term. The Adviser defines long-term as a time horizon of at least three years. To identify companies that have significant growth potential, the Adviser employs a value-oriented approach to stock selection. To choose the securities in which the Fund will invest, the Adviser seeks to identify companies which exhibit some or all of the following criteria:

     o    low price-to-earnings ratio ("P/E");
     o    low price-to-book value or tangible asset value;
     o    excellent prospects for growth;
     o    strong franchise;
     o    highly qualified management;
     o    consistent free cash flow; and
     o    high returns on invested capital.

     The Fund may invest up to 25% of its total assets in foreign securities that are traded on a U.S. exchange, either directly or in the form of American Depository Receipts ("ADRs"). The Fund will only invest in ADRs that are issuer sponsored. Sponsored ADRs typically are issued by a U.S. bank or trust company and evidence ownership of underlying securities issued by a foreign corporation.

     The Fund will normally invest its remaining assets, if any, in cash equivalents, such as U.S. government debt instruments, other money market mutual funds, and repurchase agreements.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUND?

     General Risks- All investments are subject to inherent risks, and the Fund is no exception. Accordingly, you may lose money by investing in the Fund. When you sell your Fund shares, they may be worth more or less than what you paid for them because the value of the Fund's investments will vary from day-to-day, reflecting changes in market conditions, interest rates and numerous other factors.

     Stock Market Risk- The stock market tends to trade in cyclical price patterns, with prices generally rising or falling over sustained periods of time. The Fund invests primarily in common stocks, so the Fund will be subject to the risks associated with common stocks, including price volatility and the creditworthiness of the issuing company.

     Small To Medium-Cap Stock Risks- The Fund may invest in companies with small to medium market capitalizations (generally less than $6 billion). Because these companies are relatively small compared to large-cap companies, may be engaged in business mostly within their own geographic region, and may be less well-known to the investment community, they can have more volatile share prices. Also, small companies often have less liquidity, less management depth, narrower market penetrations, less diverse product lines, and fewer resources than larger companies. As a result, their stock prices often react more strongly to changes in the marketplace.

     Foreign Securities Risk- Investments in foreign securities involve greater risks compared to domestic investments for the following reasons:

     o Foreign companies are not subject to the regulatory requirements of U.S. companies, so there may be less publicly available information about foreign issuers than U.S. companies.
     o Foreign companies generally are not subject to uniform accounting, auditing and financial reporting standards.
     o Dividends and interest on foreign securities may be subject to foreign withholding taxes. Such taxes may reduce the net return to Fund shareholders.
     o Foreign securities are often denominated in a currency other than the U.S. dollar. Accordingly, the Fund will be subject to the risks associated with fluctuations in currency values.
     o    Although  the Fund  will  only  invest  in  foreign  issuers  that are domiciled in nations considered to have stable and friendly governments, there is the possibility of expropriation, confiscation, taxation, currency blockage or political or social instability which could negatively affect the Fund.

     Focused Portfolio Risk- The Fund is classified as "non-diversified" under the federal securities laws. This means that the Fund has the ability to concentrate a relatively high percentage of its investments in the securities of a small number of companies. Investing in this manner makes the Fund more susceptible to a single economic, political or regulatory event than a more diversified fund might be. Also, a change in the value of a single company will have a more pronounced effect on the Fund than such a change would have on a more diversified fund.

     Temporary Defensive Positions- Ordinarily, the Fund's portfolio will be invested primarily in common stocks. However, the Fund is not required to be fully invested in common stocks and, in fact, usually maintains certain cash reserves. Depending upon market conditions, cash reserves may be a significant percentage of the Fund's total net assets. The Fund usually invests its cash reserves in U.S. Government debt instruments, other unaffiliated mutual funds (money market funds) and repurchase agreements. During times when the Fund holds a significant portion of its net assets in cash, it will not be investing according to its investment objectives, and the Fund's performance may be negatively affected as a result.

     Management  Risk- The  Fund's  overall  success  depends  on the  Adviser's ability to choose productive securities for the Fund. If the Adviser is unable to successfully choose productive securities, the Fund may under perform other funds with similar investment objectives. Acting as investment adviser to the Fund is a new position for the Adviser, and the Fund has no operating history.

     Year 2000 Risks- As with other mutual funds, financial and business organizations and individuals around the world, the Fund could be adversely affected if the computer systems used by the Adviser and the Fund's other service providers don't properly process and calculate date-related information and data from and after January 1, 2000. This is commonly known as the "Year 2000" or "Y2K" problem. The Adviser is taking steps to address the Y2K problem with respect to the computer systems that it uses and to obtain assurances that comparable steps are being taken by the Fund's other major service providers. The Adviser will monitor the companies in which the Fund invests for evidence of Y2K preparedness. However, there can be no assurance that the Fund's portfolio will not be adversely affected by the Y2K problem. Further, foreign issuers may not be as well prepared for the Y2K problem as U.S. issuers, and this may pose additional risk to the Fund.

HOW HAS THE FUND PERFORMED IN THE PAST?

     Because this is a new Fund that does not yet have an operating history, a performance bar chart and table describing the Fund's annual performance and comparing that performance to appropriate indices is not yet available. Performance information will be included in the Fund's first semi-annual and annual reports, which will be sent to you without charge at your request. Simply contact the Fund at 1-800-___-____.

WHAT ARE THE FUND'S FEES AND EXPENSES?

     This table describes the fees and expenses you may pay if you buy and hold shares of the Fund.

               ================================================

                                Shareholder Fees:
                                -----------------
                    (fees paid directly from your investment)

               Maximum Sales Charge (Load)
               Imposed on Purchases                        NONE

               Maximum Deferred Sales                      1.00%
               Charge (Load)

               Maximum Sales Charge (Load)                 NONE
               Imposed on Reinvested Dividends
               And other Distributions

               Redemption Fees                             NONE

               ================================================

                         Annual Fund Operating Expenses:
                         -------------------------------
                  (expenses that are deducted from Fund assets)

               Management Fees1                           1.50%

               Distribution (12b-1) Fees2                 1.00%

               Other Expenses3                            0.00%

               Total Annual
               Fund Operating Expenses                    2.50%

               ================================================

1. Management fees include a fee of 1.00% for investment advisory services and 0.50% for administrative and other services. Both fees are paid to the Fund's Adviser pursuant to separate agreements for each service.
2. 0.25% of this fee represents servicing fees, and 0.75% represents distribution fees. Because 12b-1 fees are paid out of the assets of the Fund on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.
3. The Fund's Adviser is responsible for paying all the Fund's expenses except taxes, interest, litigation expenses and other extraordinary expenses. Because the Fund believes that it will not incur any of these expenses during its first fiscal year, no expenses are included in this category.

AN EXAMPLE OF EXPENSES OVER TIME:

The expense example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, reinvest all dividends and distributions, and then redeem all your shares at the end of those periods (because the Fund does not charge any redemption fees, your expenses would be the same even if you did not redeem your shares). The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                  ONE YEAR          THREE YEARS
                  --------          -----------
                   $ ----             $ -----

If you did not redeem your shares, your expenses would be:

                  ONE YEAR          THREE YEARS
                  --------          -----------
                   $ ----             $ -----

-------------------------------------------------------------------------------
                             THE INVESTMENT ADVISER

The Adviser
-----------
Cummer/Moyers Capital Advisors, Inc. (the "Adviser"), 3417 Hulen, Fort Worth, TX 76107, serves as investment adviser to each Fund. The Adviser is a Texas corporation and has registered with the Securities and Exchange Commission as an investment adviser.

The Adviser's principal business and occupation is to provides financial management and advisory services to individuals, corporations, and other institutions throughout the United States. The Adviser has been investment adviser to each Fund since its inception. The Adviser manages the investment portfolio and business affairs of the Funds under an Investment Advisory Agreement with the Company, and manages, or arranges to manage, the daily operations of the Funds under an Operating Services Agreement with the Company.

For its investment advisory services to the Funds, the Company pays to the Adviser, on the last day of each month, an annualized fee based on the average daily net assets of each Fund, as follows:

The High-Yield Corporate Fund-      0.75% per annum
The Diversified Income  Fund-       0.50% per annum
The Total Return  Income Fund       0.75% per annum
The Aggressive Growth Fund          1.00% per annum

The Portfolio Managers
----------------------
Mr. Jeffrey A. Cummer is President of the Adviser. Mr. Cummer founded the Adviser in 1989 and has served as its chief officer since the firm's inception. Mr. Cummer is also President of Cummer/Moyers Funds, Inc. (the "Company"). Prior to forming the Adviser, Mr. Cummer served as a limited partner with Edward D. Jones & Company. Prior to that, he was Corporate Cash Manager and Financial Analyst for the G.T.E. Corporation. In 1996, Mr. Cummer was named among the Top Ten Most Outstanding Brokers by Registered Representative, the leading magazine for retail stockbrokers. Mr. Cummer is a recognized expert in the area of fixed-income management. He is a graduate of the University of Illinois with a Bachelors degree in finance and risk management.

Mr. Dwayne Moyers joined the Adviser as Portfolio Manager in 1991. Prior to that time, he served as Credit Analyst for Tandy Corporation. In 1995, Mr. Moyers became a major shareholder in Cummer/Moyers Holdings, Inc., the parent company of the Adviser. Mr. Moyers currently serves as Vice President and Portfolio Manager for the Adviser. He holds a series 65 registration as a registered investment adviser, and is a graduate of the university of Texas at Arlington, with a Bachelors degree in business administration.

                     HOW TO BUY AND SELL SHARES OF THE FUND

INVESTING IN THE FUND

Determining Share Prices
------------------------
Shares of the Fund are offered at each share's net asset value ("NAV"). NAV per share is calculated by adding the value of Fund investments, cash and other assets, subtracting Fund liabilities, and then dividing the result by the number of shares outstanding. The Fund generally determines the total value of its shares by using market prices for the securities comprising its portfolio. Securities for which quotations are not available and any other assets are valued at fair market value as determined in good faith by the Adviser, subject to the review and supervision of the Board of Directors. The Fund's per share NAV is computed on all days on which the New York Stock Exchange ("NYSE") is open for business at the close of regular trading hours on the Exchange, currently 4:00 p.m. Eastern time. In the event that the NYSE closes early, the share price will be determined as of the time of closing.

Distribution (12b-1) Fees
-------------------------
The Company has adopted a distribution plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act for each Fund. The Plans provide that each Fund is authorized to pay an annualized fee of up to 0.25% of the Fund's average daily net assets to compensate certain parties for ongoing shareholder servicing activities for the Fund's shares, and an annualized fee of up to 0.75% to compensate certain parties for distribution services.

Because payments under the 12b-1Plan would be paid out of each Fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Minimum Investment Amounts
--------------------------
Payments for Fund shares should be in U.S. dollars, and in order to avoid fees and delays, should be drawn on a U.S. bank. Fund management may reject any purchase order for Fund shares and may waive the minimum investment amounts in its sole discretion.

Your purchase of Fund shares is subject to the following minimum investment amounts:

                  MINIMUM                   MINIMUM
TYPE OF           INVESTMENT                SUBSEQUENT
ACCOUNT           TO OPEN ACCOUNT           INVESTMENTS
--------------------------------------------------------------------------------
REGULAR           $10,000                   $1,000
IRAs              $ 2,000                   $  100
--------------------------------------------------------------------------------

                        AUTOMATIC INVESTMENT PLAN MEMBERS

                  MINIMUM                   MINIMUM
TYPE OF           INVESTMENT                SUBSEQUENT
ACCOUNT           TO OPEN ACCOUNT           INVESTMENTS
--------------------------------------------------------------------------------
REGULAR           $10,000                   $100 per month minimum
IRAs              $ 2,000                   $100 per month minimum
--------------------------------------------------------------------------------

Opening and Adding To Your Account
----------------------------------
You can invest in the Funds by mail, wire transfer and through participating financial service professionals. After you have established your account and made your first purchase, you may also make subsequent purchases by telephone. You may also invest in the Funds through an automatic payment plan.
Any questions you may have can be answered by calling 1-800-___-____.

Purchasing Shares By Mail
-------------------------
To make your initial investment in any Fund, simply complete the Application Form included with this Prospectus, make a check payable to the Fund of your choice, and mail the Form and check to:

                            Cummer/Moyers Funds, Inc.
                         c/o Declaration Service Company
                           555 North Lane, Suite 6160
                             Conshohocken, PA 19460

To make subsequent purchases, simply make a check payable to your Fund and mail the check to the above-mentioned address. Be sure to note your Fund account number on the check.

Your purchase order, if accompanied by payment, will be processed upon receipt by Declaration Service Company, the Fund's Transfer Agent. If the Transfer Agent receives your order and payment by the close of regular trading on the NYSE (currently 4:00 p.m. Eastern time), your shares will be purchased at your Fund's NAV calculated at the close of regular trading on that day. Otherwise, your shares will be purchased at your Fund's NAV determined as of the close of regular trading on the next business day.

Purchasing Shares by Wire Transfer
----------------------------------
To make an initial purchase of shares by wire transfer, you need to take the following steps:

1.   Call 1-800-___-____ to inform us that a wire is being sent.
2.   Obtain an account number from the Transfer Agent.
3.   Fill out and mail or fax an Application Form to the Transfer Agent
4.   Ask your bank to wire funds to the account of:

                        Chosen Bank, NA, ABA #: 123456789
              Credit: Cummer/Moyers Funds, Inc., Acct. #:123456789
                           Further credit: [Your Fund]
                          Acct # [Your Account number]

Include your name(s), address and taxpayer identification number or Social Security number on the wire transfer instructions. The wire should state that you are opening a new Fund account.

To make subsequent purchases by wire, ask your bank to wire funds using the instructions listed above, and be sure to include your account number on the wire transfer instructions.

If you purchase Fund shares by wire, you must complete and file an Account Application with the Transfer Agent before any of the shares purchased can be redeemed. Either fill out and mail the Application Form included with this prospectus, or call the transfer agent and they will send you an application. You should contact your bank (which will need to be a commercial bank that is a member of the Federal Reserve System) for information on sending funds by wire, including any charges that your bank may make for these services.

Purchases through Financial Service Organizations
-------------------------------------------------
You may purchase shares of the Funds through participating brokers, dealers, and other financial professionals. Simply call your investment professional to make your purchase. If you are a client of a securities broker or other financial organization, such organizations may charge a separate fee for administrative services in connection with investments in Fund shares and may impose account minimums and other requirements. These fees and requirements would be in addition to those imposed by the Funds. If you are investing through a securities broker or other financial organization, please refer to its program materials for any additional special provisions or conditions that may be different from those described in this Prospectus (for example, some or all of the services and privileges described may not be available to you). Securities brokers and other financial organizations have the responsibility of transmitting purchase orders and funds, and of crediting their customers' accounts following redemptions, in a timely manner in accordance with their customer agreements and this Prospectus.

Purchasing Shares by Automatic Investment Plan
----------------------------------------------
You may purchase shares of each Fund through an Automatic Investment Plan ("Plan"). The Plan provides a convenient way for you to have money deducted directly from your checking, savings, or other accounts for investment in shares of the Fund. You can take advantage of the Plan by filling out the Automatic Investment Plan Application included with this Prospectus. You may only select this  option  if  you  have  an  account  maintained  at  a  domestic  financial institution which is an Automatic Clearing House member for automatic withdrawals under the Plan. The Funds may alter, modify, amend or terminate the Plan at any time, and will notify you at least 30 days in advance if they do so. For more information, call the Transfer Agent at 1-800-___-____.

Purchasing Shares by Telephone
------------------------------
In order to be able to purchase shares by telephone, your account authorizing such purchases must have been established prior to your call. Your initial purchase of shares may not be made by telephone. Shares purchased by telephone will be purchased at your Fund's per share NAV determined at the close of business on the day that the Transfer Agent receives payment through the Automated Clearing House, which could be as many as two days after you place your order for shares. Call the Transfer Agent for details.

You may make purchases by telephone only if you have an account at a bank that is a member of the Automated Clearing House. Most transfers are completed within three business days of your call. To preserve flexibility, the Company may revise or eliminate the ability to purchase Fund shares by phone, or may charge a fee for such service, although the Company does not currently expect to charge such a fee.

The Fund's Transfer Agent employs certain procedures designed to confirm that instructions communicated by telephone are genuine. Such procedures may include, but are not limited to, requiring some form of personal identification prior to acting upon telephonic instructions, providing written confirmations of all such transactions, and/or tape recording all telephonic instructions. Assuming procedures such as the above have been followed, neither the Transfer Agent nor the Fund will be liable for any loss, cost, or expense for acting upon telephone instructions that are believed to be genuine. The Company shall have authority, as your agent, to redeem shares in your account to cover any such loss. As a result of this policy, you will bear the risk of any loss unless the Fund has failed to follow procedures reasonably designed to prevent losses. However, if the Fund fails to follow such procedures, it may be liable for such losses.

Miscellaneous Purchase Information
----------------------------------
The Funds reserve the right to refuse to accept applications under circumstances or in amounts considered disadvantageous to shareholders. Applications will not be accepted unless they are accompanied by payment in U.S. funds. Payment must be made by check or money order drawn on a U.S. bank, savings and loan association or credit union. The Fund's custodian will charge a $______ fee against your account, in addition to any loss sustained by the Funds, for any payment check returned to the custodian for insufficient funds. If you place an order for Fund shares through a securities broker, and you place your order in proper form before 4:00 p.m. Eastern time on any business day in accordance with their procedures, your purchase will be processed at your Fund's NAV calculated at 4:00 p.m. on that day, provided the securities broker transmits your order to the Transfer Agent before 5:00 p.m. Eastern time. The securities broker must send to the Transfer

Agent immediately available funds in the amount of the purchase price within three business days for the order.

HOW TO SELL (REDEEM) YOUR SHARES

You may sell your shares at any time. You may request the sale of your shares either by mail, by telephone or by wire.

By Mail
-------
Sale requests should be mailed via U.S. mail or overnight courier service to:

                  Declaration Service Company
                  555 North Lane, Suite 6160
                  Conshohocken, PA  19460

Shares of each Fund are sold at net asset value without an initial sales charge. This means that 100% of your initial investment is placed into shares of the Fund(s) of your choice. However, in order to recover commissions paid to dealers on investments in Fund Shares, you will be charged a contingent deferred sales charge ("CDSC") of 1.00% of the value of your redemption if you redeem your shares within thirteen months from the date of purchase. You will not be charged a CDSC on reinvested dividends or capital gains, amounts purchased more than thirteen months prior to the redemption, and increases in the value of your shares.

Payment of redemption proceeds will be made no later than the third business day after the valuation date unless otherwise expressly agreed by the parties at the time of the transaction. If you purchase your shares by check and then redeem your shares before your check has cleared, the Fund may hold your redemption proceeds until your check clears, or for 15 days, whichever comes first. The redemption price you receive will be your Fund's per share NAV next calculated after receipt of all required documents in "Good Order", less any CDSC charges, if applicable.

"Good order" means that your redemption request must include:

1.   Your account number.
2. The number of shares to be sold (redeemed) or the dollar value of the amount to be redeemed.
3. The signatures of all account owners exactly as they are registered on the account.
4.   Any required signature guarantees.
5. Any supporting legal documentation that is required in the case of estates, trusts, corporations or partnerships and certain other types of accounts.

Signature Guarantees --
-----------------------
A signature guarantee of each owner is required to redeem shares in the following situations, for all size transactions:

o    if you change the ownership on your account;
o when you want the redemption proceeds sent to a different address than is registered on the account;

o if the proceeds are to be made payable to someone other than the account's owner(s);
o    any redemption transmitted by federal wire transfer to your bank; and
o if a change of address request has been received by the Fund or the Transfer Agent within 15 days previous to the request for redemption.

In addition, signature guarantees are required for all redemptions of $25,000 or more from any Fund shareholder account. A redemption will not be processed until the signature guarantee, if required, is received by the Transfer Agent.

Signature guarantees are designed to protect both you and the Funds from fraud. To obtain a signature guarantee, you should visit a bank, trust company, member of a national securities exchange, other broker-dealer, or other eligible guarantor institution. (Notaries public cannot provide signature guarantees.) Guarantees must be signed by an authorized person at one of these institutions and be accompanied by the words, "Signature Guarantee."

By Telephone
------------
You may redeem your shares in your Fund by calling the Transfer Agent at 1-800-___-____ if you elected to use telephone redemption on your account application when you initially purchased shares. Redemption proceeds must be transmitted directly to you or to your pre-designated account at a domestic bank. You may not redeem by telephone if a change of address request has been received by the Fund or the Transfer Agent within 15 days prior to the request for redemption. During periods of substantial economic or market changes, telephone redemptions may be difficult to implement. If you are unable to contact the Transfer Agent by telephone, shares may be redeemed by delivering your redemption request in person or by mail. In addition, interruptions in telephone service may mean that you will be unable to effect a redemption by telephone exactly when desired.

By Wire
-------
You may request that your redemption proceeds be wired to your designated bank if it is a member bank or a correspondent of a member bank of the Federal Reserve System. The Fund's Custodian charges a $___ fee for outgoing wires.

Redemption At The Option Of The Fund
------------------------------------
If the value of the shares in your account falls to less than $2000, the Funds may notify you that, unless your account is increased to $2000 in value, it will redeem all your shares and close the account by paying you the redemption proceeds and any dividends and distributions declared and unpaid at the date of redemption. You will have thirty days after notice to bring the account up to $2000 before any action is taken. This right of redemption shall not apply if the value of your account drops below $2000 as the result of market action. The Funds reserve this right because of the expense to the Funds of maintaining relatively small accounts. If your Fund exercises its right to redeem your shares, you will not incur any CDSC charges on such redemptions.

DIVIDENDS AND DISTRIBUTIONS

Dividends paid by each Fund are derived from its net investment income. Net investment income will be distributed at least annually. Each Fund's net investment income is made up of dividends received from the stocks it holds, as well as interest accrued and paid on any other obligations that might be held in its portfolio.

Each Fund realizes capital gains when it sells a security for more than it paid for it. Each Fund may make distributions of its net realized capital gains (after any reductions for capital loss carry forwards), generally, once a year.

Unless you elect to have your distributions paid in cash, your distributions will be reinvested in additional shares of your Fund. You may change the manner in which your dividends are paid at any time by writing to the Transfer Agent.

TAX CONSIDERATIONS

Each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, so as to be relieved of federal income tax on its capital gains and net investment income currently distributed to its shareholders.

Dividends from investment income and net short-term capital gains are generally taxable to you as ordinary income. Distributions of long-term capital gains are taxable as long-term capital gains regardless of the length of time shares in your Fund have been held. Distributions are taxable, whether received in cash or reinvested in shares of your Fund.

You will be advised annually of the source of distributions for federal income tax purposes.

A redemption of shares is a taxable event and, accordingly, a capital gain or loss may be recognized. You should consult a tax adviser regarding the effect of federal, state, local, and foreign taxes on an investment in the Funds.

GENERAL INFORMATION

The Funds will not issue stock certificates evidencing shares. Instead, your account will be credited with the number of shares purchased, relieving you of responsibility for safekeeping of certificates and the need to deliver them upon redemption. Written confirmations are issued for all purchases of shares.

In reports or other communications to investors, or in advertising material, the Funds may describe general economic and market conditions affecting the Funds and may compare their performance with other mutual funds as listed in the rankings prepared by Lipper Analytical Services, Inc. or similar nationally recognized rating services and financial publications that monitor mutual fund performance. The Funds may also, from time to time, compare their performance to one or more appropriate indices.

                              FOR MORE INFORMATION

Additional information about the Funds is available in the Funds' Statement of Additional Information (SAI). The SAI contains more detailed information on all aspects of the Funds. A current SAI, dated January 3, 2000, has been filed with the SEC and is incorporated by reference into this prospectus.

To receive information concerning the Funds, or to request a copy of the SAI or other documents relating to the Fund, please contact the Funds at:

                            Cummer/Moyers Funds, Inc.
                         c/o Declaration Service Company
                           555 North Lane, Suite 6160
                             Conshohocken, PA 19460
                                 1-800-___-____

A copy of your requested document(s) will be sent to you within three days of your request.

You may also receive information concerning the Funds, or request a copy of the SAI or other documents relating to the Funds, by contacting the Securities and Exchange Commission:

IN PERSON:  at the SEC's Public Reference Room in Washington, D.C.

BY PHONE:  1-800-SEC-0330

BY  MAIL:  Public  Reference  Section,   Securities  and  Exchange   Commission,
Washington, D.C. 20549-6009 (duplicating fee required)

ON THE INTERNET:  www.sec.gov

                           Investment Company Act No.
                                    811-_____

                                     Part B

                       STATEMENT OF ADDITIONAL INFORMATION

                              Dated January 3, 2000


                            CUMMER/MOYERS FUNDS, INC.
                                   3417 HULEN
                              FORT WORTH, TX 76107
                                 1-800-___-____

This Statement of Additional Information is not a prospectus and should be read in conjunction with the Prospectus of the Cummer/Moyers High-Yield Corporate Fund, Cummer/Moyers Diversified Income Fund, Cummer/Moyers Total Return Fund and Cummer/Moyers Aggressive Growth Fund (each a "Fund" and together the "Funds"), dated January 3, 2000. You may obtain a copy of the Prospectus, free of charge, by writing to Cummer/Moyers Funds, Inc. ("Company") c/o Declaration Service Company, 555 North Lane, Suite 6160, Conshohocken, PA 19460 or by calling 1-800-___-____.

                                TABLE OF CONTENTS

Management of The Funds
Investment Policies
Investment Restrictions
Investment Adviser
Directors and Officers
Performance Information
Purchasing and Redeeming Shares
Tax Information
Portfolio Transactions
Custodian
Transfer Agent
Administration
Distributor
Independent Accountants
Legal Counsel
Distribution Plan
Financial Statements

                             MANAGEMENT OF THE FUNDS

Cummer/Moyers Funds, Inc. (the "Company"), an open-end management investment company, was incorporated in Maryland on October 20, 1999. The Affairs of the Company are managed by a Board of Directors which approves all significant agreements between the Company and the persons and companies that furnish services to the Company, including agreements with the Funds' custodian, transfer agent, investment adviser and administrator. All such agreements are subject to limitations imposed by state and/or federal securities laws, and to the extent that any such contract may contradict such statutes, the contract would be unenforceable. The day-to-day operations of the Funds are delegated to the Adviser.

The Company's Articles of Incorporation permit the Board of Directors to issue 100,000,000 shares of common stock. The Board of Directors has the power to designate one or more classes of shares of common stock (each a "series" or "Fund") and to classify or reclassify any unissued shares with respect to such series. Currently, the Company offers the following Funds:

Cummer/Moyers High Yield Corporate Fund
Cummer/Moyers Diversified Income Fund
Cummer/Moyers Total Return Income Fund
Cummer/Moyers Aggressive Growth Fund

Shareholders of each Fund are entitled:

(i)  to one vote per full share;
(ii) to such distributions as may be declared by the Company's Board of Directors out of funds legally available; and
(iii)upon liquidation, to participate ratably in the assets available for distribution.

There are no conversion or sinking fund provisions applicable to the shares, and shareholders have no preemptive rights and may not cumulate their votes in the election of directors. The shares are redeemable and are fully transferable. All shares issued and sold by the Funds will be fully paid and nonassessable.

According to the law of Maryland under which the Company is incorporated, and the Company's Bylaws, the Company is not required to hold an annual meeting of shareholders unless required to do so under the Investment Company Act of 1940 (the "Act"). Accordingly, the Company will not hold annual shareholder meetings unless required to do so under the Act. Shareholders have the right, among others, to call a meeting of shareholders for the purpose of voting to remove directors. The Company will call a meeting of shareholders for the purpose of voting upon the question of removal of a director or directors when requested in writing to do so by record holders of at least 10% of the Fund's outstanding common shares. The Fund will render assistance to shareholders in connection with their efforts to arrange a shareholder meeting as required under Section 16(c) of the Investment Company Act of 1940, as amended.

                               INVESTMENT POLICIES

Each Fund's investment objectives and the manner in which each Fund pursues its investment objectives are discussed in the prospectus. This section provides additional information concerning the Funds' investments and their investment restrictions.

The Aggressive Growth Fund is a non-diversified Fund, meaning that the Fund can concentrate its investments in a smaller number of companies than a more diversified fund.

The High Yield Corporate Fund, Diversified Income Fund and Total Return Income Fund each intend to qualify as "diversified funds" under federal securities laws. This means that as to 75% of each Fund's total net assets (valued at the time of investment) not more than 5% of a Fund's total assets will be invested in securities of any one issuer and not more than 10% of a Fund's total assets will be invested in the outstanding voting securities of any class of securities of any one issuer (except that securities of the U.S. Government, its agencies and instrumentalities are not subject to this limitation).

In addition to the primary investments that are described for each Fund in the Prospectus, each Fund may also invest in a variety of other securities. These additional types of securities in which the Funds may ordinarily invest are listed below, along with any restrictions on such investments, and, where necessary, a brief discussion of any risks unique to the particular security.

FOREIGN SECURITIES. The Funds may invest in the common stock of foreign issuers traded on U.S. exchanges. The Funds may also invest in foreign securities in the form of American Depository Receipts (ADRs). The Funds will only invest in ADRs that are issuer sponsored. Sponsored ADRs typically are issued by a U.S. bank or trust company and evidence ownership of underlying securities issued by a foreign corporation.

Investments in foreign companies involve certain risks not typically associated with investing in domestic companies. An investment may be affected by changes in currency rates and in exchange control regulations. There may be less publicly available information about a domestic company than about a domestic company, because foreign companies are not subject to the regulatory requirements of U.S. companies. Foreign companies generally are not subject to uniform accounting, auditing and financial reporting standards. Dividends and interest on foreign securities may be subject to foreign withholding taxes. Such taxes may reduce the net return to Fund shareholders. Foreign securities are often denominated in a currency other than the U.S. dollar. Accordingly, the Fund will be subject to the risks associated with fluctuations in currency values. Although the Fund will only invest in foreign issuers that are domiciled in nations considered to have stable and friendly governments, there is the possibility of expropriation, confiscation, taxation, currency blockage or political or social instability which could negatively affect the Fund.

MONEY MARKET MUTUAL FUNDS. The Funds may invest in securities issued by other registered investment companies. As a shareholder of another registered investment company, the Fund would bear its pro rata portion of that company's advisory fees and other expenses. Such fees and expenses will be borne indirectly by the Fund's shareholders.

OPTIONS ON EQUITIES. The Fund may occasionally invest in options contracts to decrease its exposure to the effects of changes in security prices, to hedge securities held, to maintain cash reserves while remaining fully invested, to facilitate trading, to reduce transaction costs, or to seek higher investment returns when an options contract is priced more attractively than the underlying security or index.

The Funds may write (i.e. sell) puts and covered call options, and may purchase put and call options, on equity securities traded on a United States exchange or over-the-counter market. The Funds may also enter into such transactions on Indexes. Options contracts can include long-term options with durations of up to three years.

Each Fund may enter into these transactions so long as the value of the underlying securities on which options contracts may be written at any one time does not exceed 100% of the net assets of the Fund, and so long as the initial margin required to enter into such contracts does not exceed five percent (5%) of the Fund's total net assets. When writing covered call options or selling puts, to minimize the risks of entering into these transactions, each Fund will maintain a segregated account with its Custodian consisting of the underlying securities upon which the option was written, cash, cash equivalents, U.S. Government Securities or other high-grade liquid debt securities, denominated in U.S. dollars or non-U.S. currencies, in an amount equal to the aggregate fair market value of its commitments to such transactions. Over-the counter options and the assets used to cover such options are considered to be illiquid.

Risk Factors. The primary risks associated with the use of options are; (1) imperfect correlation between a change in the value of the underlying security or index and a change in the price of the option or futures contract, and (2) the possible lack of a liquid secondary market for an options or futures contract and the resulting inability of the Fund to close out the position prior to the maturity date. Investing only in those contracts whose price fluctuations are expected to resemble those of the Fund's underlying securities will minimize the risk of imperfect correlation.

REPURCHASE AGREEMENTS. The Funds may invest a portion of their assets in repurchase agreements ("Repos") with broker-dealers, banks and other financial institutions, provided that the Fund's custodian at all times has possession of the securities serving as collateral for the Repos or has proper evidence of book entry receipt of said securities. In a Repo, the Fund purchases securities subject to the seller's simultaneous agreement to repurchase those securities from the Fund at a specified time (usually one day) and price. The repurchase price reflects an agreed-upon interest rate during the time of investment. All Repos entered into by the Fund must be collateralized by U.S. Government Securities, the market values of which equal or exceed 102% of the principal amount of the money invested by the Fund. If an institution with whom the Fund has entered into a Repo enters insolvency proceedings, the resulting delay, if any, in the Fund's ability to liquidate the securities serving as collateral could cause the Fund some loss if the securities declined in value prior to liquidation. To minimize the risk of such loss, the Fund will enter into Repos only with institutions and dealers considered creditworthy.

     Repurchase Agreement Risk- A repurchase agreement exposes the Fund to the risk that the party that sells the securities will default on its obligation to repurchase those securities. If that happens the Fund can lose money because: (i) it may not be able to sell the securities at the agreed-upon time and price; and (ii) the securities may lose value before they can be sold.

CASH RESERVES. Each Fund may hold a significant portion of its net assets in cash, either to maintain liquidity or for temporary defensive purposes.

RESTRICTED AND ILLIQUID SECURITIES. Each Fund may invest up to 15% of its net assets in securities that the Adviser determines to be illiquid. Illiquid securities are securities that may be difficult to sell promptly at an acceptable price because of a lack of an available market and other factors. The sale of some illiquid and other types of securities may be subject to legal restrictions. Because illiquid and restricted securities may present a greater risk of loss than other types of securities, the Funds will not invest in such securities in excess of the limits set forth above.

The Funds may also invest in securities acquired in a privately negotiated transaction from the issuer or a holder of the issuer's securities and which may not be distributed publicly without registration under the Securities Act of 1933.

Restricted and illiquid securities are valued in such manner as the Fund's Board of Directors ("Board" or "Directors") in good faith deems appropriate to reflect the fair market value of such securities.

SPECIAL SITUATIONS. The Funds may invest in special situations from time to time. A special situation arises when, in the opinion of Fund management, the securities of a company will, within a reasonably estimated time period, be accorded market recognition at an appreciated value solely by reason of a development particularly or uniquely applicable to that company and regardless of general business conditions or movements of the market as a whole. Such developments and situations include, but are not limited to: liquidations, reorganizations, recapitalizations or mergers, material litigation, technological breakthroughs, and new management or management policies. Although large and well-known companies may be involved, special situations often involve much greater risk than is found in the normal course of investing. To minimize these risks, the Funds will not invest in special situations unless the target company has at least three years of continuous operations (including predecessors), or unless the aggregate value of such investments is not greater than 25% of the Fund's total net assets (valued at the time of investment).

WHEN-ISSUED SECURITIES AND DELAYED-DELIVERY TRANSACTIONS. The Funds may purchase securities on a when-issued basis, and they may purchase or sell securities for delayed-delivery. These transactions occur when securities are purchased or sold by a Fund with payment and delivery taking place at some future date. The Funds may enter into such transactions when, in the Adviser's opinion, doing so may secure an advantageous yield and/or price to the Fund that might otherwise be unavailable. The Funds have not established any limit on the percentage of assets they may commit to such transactions, but to minimize the risks of entering into these transactions, each Fund will maintain a segregated account with its custodian consisting of cash, or other high-grade liquid debt securities, denominated in U.S. dollars or non-U.S. currencies, in an amount equal to the aggregate fair market value of its commitments to such transactions.

MASTER-FEEDER OPTION. Notwithstanding its other investment policies, each Fund may seek to achieve its investment objective by investing all of its investable net assets in another investment company having the same investment objective and substantially the same investment policies and restrictions as those of the Fund. Although such an investment may be made in the sole discretion of the Directors, each Fund's shareholders will be given 30 days prior notice of any such investment. There is no current intent to make such an investment.

PORTFOLIO TURNOVER. The Funds have no operating history and therefore have no annual reportable portfolio turnover. The Funds will generally purchase and sell securities without regard to the length of time the security has been held. Accordingly, it can be expected that the rate of portfolio turnover may be substantial. The Funds expect that their annual portfolio turnover rate will not exceed 100% under normal conditions. However, there can be no assurance that the Funds will not exceed this rate, and the portfolio turnover rate may vary from year to year.

High portfolio turnover in any year will result in the payment by a Fund of above-average transaction costs and could result in the payment by shareholders of above-average amounts of taxes on realized investment gains. Distributions to shareholders of such investment gains, to the extent they consist of short-term capital gains, will be considered ordinary income for federal income tax purposes.

Portfolio turnover rate is calculated by dividing (1) the lesser of purchases or sales of portfolio securities for the for the fiscal year by (2) the monthly average of the value of portfolio securities owned during the fiscal year. A 100% turnover rate would occur if all the securities in the Fund's portfolio, with the exception of securities whose maturities at the time of acquisition were one year or less, were sold and either repurchased or replaced within one year.

                             INVESTMENT RESTRICTIONS

The restrictions listed below are fundamental policies of each Fund and may be changed only with the approval of a "majority of the outstanding voting securities" of the affected Fund as defined in the Investment Company Act of 1940 (the "1940 Act"). As provided in the 1940 Act, a vote of a "majority of the outstanding voting securities" of a Fund means the affirmative vote of (1) more than 50% of the outstanding shares of the Fund, or (2) 67% or more of the shares of the Fund present at a meeting, if more than 50% of the shares are represented at the meeting in person or by proxy. Except with respect to borrowing, changes in values of each Fund's assets as a whole will not cause a violation of the following investment restrictions so long as percentage restrictions are observed by the Fund at the time it purchases any security.

Each Fund will not:

1. Acquire securities of any one issuer that at the time of investment represent more than 10% of the voting securities of the issuer.

2. Borrow money, except from banks for temporary or emergency purposes in amounts not exceeding 20% of the value of a Fund's assets at the time of borrowing.

3.   Underwrite the distribution of securities of other issuers.

4. Invest in companies for the purpose of management or the exercise of control.

5.   Lend money (but this restriction shall not prevent a Fund from investing in
     debt   securities   or  repurchase   agreements,   or  lend  its  portfolio
     securities).

6.   Issue senior securities.

7. Invest in commodities, or invest in futures contracts or options contracts on commodities.

8. The High Yield Corporate Fund, Diversified Income Fund and Total Return Income Fund will not, as to 75% of each Fund's total net assets, (valued at the time of investment) invest more than 5% of a Fund's total assets in securities of any one issuer and not more than 10% of a Fund's total assets will be invested in the outstanding voting securities of any class of securities of any one issuer (except that securities of the U.S. Government, its agencies and instrumentalities are not subject to this limitation).

Each Fund has also adopted the following non-fundamental restrictions that may be changed by the Board without shareholder approval:

Each Fund may not:

1.   Make margin purchases, except as permitted to invest in options contracts.
2. Invest in oil, gas or other mineral exploration or development programs, although it may invest in marketable securities of companies engaged in oil, gas or mineral exploration.
3. Purchase or sell real estate or real estate loans or real estate limited partnerships, although it may invest in marketable securities of companies that invest in real estate or interests in real estate.
4. Invest more than 15% of its net assets in securities that are not readily marketable.
5. Acquire securities of other investment companies except as permitted by the Investment Company Act of 1940.
6. Pledge, mortgage or hypothecate its assets, except for temporary or emergency purposes and then to an extent not greater than 20% of its total assets.

                               INVESTMENT ADVISER

Information on the Fund's investment adviser, Cummer/Moyers Capital Advisors, Inc., is set forth in the prospectus. This section contains additional information concerning the Adviser.

The Adviser is organized as a Texas corporation and is registered as an investment adviser with the Securities and Exchange Commission. The Adviser's principal occupation and business is to provide financial management services to individuals, corporations, and other institutions throughout the United States.

The Adviser manages the investment portfolio and the general business affairs of the Fund pursuant to an investment services agreement with the Fund dated __________1999. Mr. Jeffrey A. Cummer is President of the Adviser, and Mr. Dwayne Moyers is Vice President of the Adviser. Both gentlemen are also Directors of the Company. Messrs. Cummer and Moyers act as Portfolio managers for each Fund.

The Investment Advisory Agreement.
----------------------------------
The Company has entered into an Investment Advisory Agreement ("Advisory Agreement") with the Adviser. Under the terms of the Advisory Agreement, the Adviser manages the investment operations of each Fund in accordance with that Fund's investment policies and restrictions. The Adviser furnishes an investment program for each Fund, determines what investments should be purchased, sold and held, and makes changes on behalf of the Company in the investments of each Fund. At all times the Adviser's actions on behalf of the Funds are subject to the overall supervision and review of the Board.

The Advisory Agreement provides that the Adviser shall not be liable for any loss suffered by a Fund or its shareholders as a consequence of any act or omission in connection with services under the Advisory Agreement, except by reason of the Adviser's willful misfeasance, bad faith, gross negligence, or reckless disregard of its obligations and duties.

The Advisory Agreement has a term of two years, but may be continued thereafter from year to year so long as its continuance is approved at least annually (a) by the vote of a majority of the Directors of the Fund who are not "interested persons" of the Fund or the Adviser cast in person at a meeting called for the purpose of voting on such approval, and (b) by the Board of Directors as a whole or by the vote of a majority (as defined in the 1940 Act) of the outstanding shares of the Fund. The Advisory Agreement will terminate automatically in the event of its assignment (as defined in the 1940 Act).

The Company pays to the Adviser, on the last day of each month, an annualized fee based on the average daily net assets of each Fund, as follows:

The High-Yield Corporate Fund-      0.75% per annum
The Diversified Income  Fund-       0.50% per annum
The Total Return  Income Fund       0.75% per annum
The Aggressive Growth Fund          1.00% per annum

The Operating Services Agreement
--------------------------------
The Company has also entered into an Operating Services Agreement with the Adviser ("Services Agreement"). Under the terms of the Services Agreement, the Adviser provides, or arranges to provide, day-to-day operational services to each Fund including, but not limited to:

1.  accounting                                       6.  custodial
2.  administrative                                   7.  fund share distribution
3.  legal (except litigation)                        8.  shareholder reporting
4.  dividend disbursing and transfer agent           9.  sub-accounting, and
5.  registrar                                        10. record keeping services

The Company pays to the Adviser, on the last day of each month, an annualized fee based on the average daily net assets of each Fund, as follows:

The High-Yield Corporate Fund-      0.50% per annum
The Diversified Income  Fund-       0.50% per annum
The Total Return  Income Fund       0.50% per annum
The Aggressive Growth Fund          0.50% per annum

Under the Services Agreement, the Adviser may, with the Company's permission, employ third parties to assist it in performing the various services required of the Funds. The Adviser is responsible for compensating such parties.

The effect of the Advisory Agreement and the Operating Services Agreement together is to place a "cap" on each Fund's normal operating expenses. The only other expenses which may be incurred by a Fund are brokerage fees, taxes, legal fees relating to Fund litigation, and other extraordinary expenses.

                             DIRECTORS AND OFFICERS

The Board Of Directors ("Board" or "Directors") has overall responsibility for conduct of the Company's affairs. The day-to-day operations of the Fund are managed by the Adviser, subject to the Bylaws of the Company and review by the Board. The Directors of the Company, including those Directors who are also officers, are listed below.

                           Position              Principal Occupation for
Name, Age                  with Fund             The Last Five Years
-----------------------------------------------------------------------------------------
Jeffrey A. Cummer*         President,            President of the Adviser. Mr. Cummer
(Age 42)                   Director              founded the Adviser in 1989, and has
3417 Hulen                                       served as its chief officer since the
Fort Worth, TX  76107                            firm's inception. Mr. Cummer is also
                                                 President of Cummer/Moyers Funds, Inc.
                                                 (the "Company"). Prior to forming the
                                                 Adviser, Mr. Cummer served as a limited
                                                 partner with Edward D. Jones & Company.
                                                 Prior to that, he was Corporate Cash
                                                 Manager and Financial Analyst for the
                                                 G.T.E. Corporation. In 1996, Mr. Cummer
                                                 was named among the Top Ten Most
                                                 Outstanding Brokers by Registered
                                                 Representative, the leading magazine for
                                                 retail stockbrokers. Mr. Cummer is a
                                                 recognized expert in the area of
                                                 fixed-income management. He is a
                                                 graduate of the University of Illinois
                                                 with a Bachelors degree in finance and
                                                 risk management.

                                        8

Dwayne Moyers*             Secretary/Treasurer   Joined the Adviser as Portfolio Manager
(Age 31)                   Director              in 1991. Prior to that time, he served
3417 Hulen                                       as Credit Analyst for Tandy Corporation.
Fort Worth, TX  76107                            In 1995, Mr. Moyers became a major
                                                 shareholder in Cummer/Moyers Holdings,
                                                 Inc., the parent company of the Adviser.
                                                 Mr. Moyers currently serves as Vice
                                                 President and Portfolio Manager for the
                                                 Adviser. He holds a series 65
                                                 registration as a registered investment
                                                 adviser, and is a graduate of the
                                                 university of Texas at Arlington, with a
                                                 Bachelors degree in business
                                                 administration.

* Indicates an "interested person" as defined in the 1940 Act.

Pursuant to its obligations to the Company under the Services Agreement, the Adviser is responsible for paying compensation, if any, to each of the Company's independent Directors during the fiscal year ending December 31, 2000.

Control Persons and Shareholders Owning in Excess of 5% of Fund Shares
----------------------------------------------------------------------
The Adviser intends to purchase all of the outstanding shares of each Fund prior to the Fund's effective date, and will accordingly be deemed to then control the Funds.

                             PERFORMANCE INFORMATION

From time to time the Fund may quote total return figures. "Total Return" for a period is the percentage change in value during the period of an investment in Fund shares, including the value of shares acquired through reinvestment of all dividends and capital gains distributions. "Average Annual Total Return" is the average annual compounded rate of change in value represented by the Total Return Percentage for the period.
                                                           [n]
Average Annual Total Return is computed as follows:  P(1+T)    = ERV

Where:    P = a hypothetical initial investment of $1000]
          T = average annual total return
          n = number of years
          ERV = ending redeemable value of shares at the end of the period

The Fund's performance is a function of conditions in the securities markets, portfolio management, and operating expenses. Although information such as that shown above is useful in reviewing the Fund's performance and in providing some basis for comparison with other investment alternatives, it should not be used for comparison with other investments using different reinvestment assumptions or time periods.

In sales literature, the Fund's performance may be compared with that of market indices and other mutual funds. In addition to the above computations, the Fund might use comparative performance as computed in a ranking determined by Lipper Analytical Services, Morningstar, Inc., or that of another service.

                         PURCHASING AND REDEEMING SHARES

Purchases and redemptions of the Fund's shares will be made at net asset value ("NAV"), less any applicable contingent deferred sales charge (See Prospectus). Each Fund's NAV is determined on days on which the New York Stock Exchange ("NYSE") is open for trading. For purposes of computing the NAV of a share of a Fund, securities traded on security exchanges, or in the over-the-counter market in which transaction prices are reported, are valued at the last sales price at the time of valuation or, lacking any reported sales on that day, at the most recent bid quotations. Securities for which quotations are not available and any other assets are valued at a fair market value as determined in good faith by the Adviser, subject to the review and supervision of the Board. The price per share for a purchase order or redemption request is the NAV next determined after receipt of the order.

The Funds are open for business on each day that the NYSE is open. Each Fund's share price or NAV is normally determined as of 4:00 p.m., Eastern time. Each Fund's share price is calculated by subtracting its liabilities from the closing fair market value of its total assets and dividing the result by the total number of shares outstanding on that day. Fund liabilities include accrued expenses and dividends payable, and its total assets include the market value of the portfolio securities as well as income accrued but not yet received. Since the Funds generally do not charge sales or redemption fees, the NAV is the offering price for shares of each Fund.

                                 TAX INFORMATION

The Funds intend to qualify as a regulated investment company ("RIC") under Subchapter M of the Internal Revenue Code of 1986, as amended, so as to be relieved of federal income tax on its capital gains and net investment income currently distributed to its shareholders. To qualify as a RIC, the Funds must, among other things, derive at least 90% of their gross income from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities, or other income derived with respect to its business of investing in such stock or securities.

If each Fund qualifies as a RIC and distributes at least 90% of its net investment income, that Fund will not be subject to Federal income tax on the income so distributed. However, that Fund would be subject to corporate income tax on any undistributed income other than tax-exempt income from municipal securities.

The Funds intend to distribute to shareholders, at least annually, substantially all net investment income and any net capital gains realized from sales of the Funds' portfolio securities. Dividends from net investment income and distributions from any net realized capital gains are reinvested in additional shares of the Funds unless the shareholder has requested in writing to have them paid by check.

If shares are purchased shortly before a record date for a distribution, the shareholder will, in effect, receive a return of a portion of his investment, but the distribution will be taxable to him even if the net asset value of the shares is reduced below the shareholder's cost. However, for federal income tax purposes the original cost would continue as the tax basis.

If a shareholder fails to furnish his social security or other tax identification number or to certify properly that it is correct, the Funds may be required to withhold federal income tax at the rate of 31% (backup withholding) from dividend, capital gain and redemption payments to him. Dividend and capital gain payments may also be subject to backup withholding if the shareholder fails to certify properly that he is not subject to backup withholding due to the under-reporting of certain income.

Taxation of the Shareholder. Taxable distributions generally are included in a shareholder's gross income for the taxable year in which they are received. However, dividends declared in October, November and December and made payable to shareholders of record in such month will be deemed to have been received on December 31st if paid by the Fund during the following January.

Distributions by a Fund will result in a reduction in the fair market value of that Fund's shares. Should a distribution reduce the fair market value below a shareholder's cost basis, such distribution would be taxable to the shareholder as ordinary income or as a long-term capital gain, even though, from an investment standpoint, it may constitute a partial return of capital. In particular, investors should be careful to consider the tax implications of buying shares of a Fund just prior to a distribution. The price of such shares include the amount of any forthcoming distribution so that those investors may receive a return of investment upon distribution which will, nevertheless, be taxable to them.

Dividends. A portion of a Fund's income may qualify for the dividends-received deduction available to corporate shareholders to the extent that a Fund's income is derived from qualifying dividends. Because a Fund may earn other types of income, such as interest, income from securities loans, non-qualifying dividends, and short-term capital gains, the percentage of dividends from a Fund that qualifies for the deduction generally will be less than 100%. The Fund will notify corporate shareholders annually of the percentage of Fund dividends that qualifies for the dividend received deductions.

A portion of a Fund's dividends derived from certain U.S. Government obligations may be exempt from state and local taxation. Short-term capital gains are distributed as dividend income. The Funds will send each shareholder a notice in January describing the tax status of dividends and capital gain distributions for the prior year.

                             PORTFOLIO TRANSACTIONS

Decisions to buy and sell securities for the Funds are made by the Adviser. In placing purchase and sale orders for portfolio securities for the Funds, it is the policy of the Adviser to seek the best execution of orders at the most favorable price. In selecting brokers to effect portfolio transactions, the determination of what is expected to result in the best execution at the most favorable price involves a number of largely judgmental considerations. Among these are the Adviser's evaluation of the broker's efficiency in executing and clearing transactions, the rate of commission or the size of the broker-dealer's "spread", the size and difficulty of the order, the nature of the market for the security, operational capabilities of the broker-dealer, and the research and other services provided. The Fund may pay more than the lowest available commission in return for brokerage and research services. Research and other services may include information as to the availability of securities for purchase or sale, statistical or factual information or opinions pertaining to securities and reports and analysis concerning issuers and their creditworthiness. The Adviser may use research and other services to service all of its clients, rather than the particular clients whose commissions may pay for research or other services. In other words, the Fund's brokerage may be used to pay for a research service that is used in managing another client of the Adviser.

The Adviser may purchase or sell portfolio securities on behalf of the Funds in agency or principal transactions. In agency transactions, the Funds generally pay brokerage commissions. In principal transactions, the Funds generally do not pay commissions. However, the price paid for the security may include an undisclosed commission or "mark-up" or selling concessions. The Adviser normally purchases fixed-income securities on a net basis from primary market makers acting as principals for the securities. The Adviser may purchase certain money market instruments directly from an issuer without paying commissions or discounts. Over-the-counter securities are generally purchased and sold directly with principal market makers who retain the difference in their cost in the security and its selling price. In some instances, the Adviser feels that better prices are available from non-principal market makers who are paid commissions directly.

The Adviser may combine transaction orders placed on behalf of the Funds with orders placed on behalf of any other fund or private account managed by the Adviser for the purpose of negotiating brokerage commissions or obtaining a more favorable transaction price. In these cases, transaction costs are shared proportionately by the fund or account, as applicable, which are part of the block. If an aggregated trade is not completely filled, then the Adviser typically allocates the trade among the funds or accounts, as applicable, on a pro rata basis based upon account size. Exemptions are permitted on a case-by-case basis when judged by the Adviser to be fair and reasonable to the funds or accounts involved.

Trading by the Portfolio Manager
--------------------------------
Pursuant to Section 17(j) of the 1940 Act and Rule 17j-1 thereunder, the Funds, the Adviser, and the Distributor have adopted Codes of Ethics restricting personal securities trading by the Funds' Portfolio Manager. These Codes are on public file, and are available from the Securities and Exchange Commission. While the Codes permit personal transactions by the Portfolio Manager in securities held or to be acquired by the Fund, the Codes prohibit and are designed to prevent fraudulent activity in connection with such personal transactions.

                                    CUSTODIAN

Chosen Bank, 123 Main Street, Anywhere, USA, acts as custodian for the Fund. As such, Chosen Bank holds all securities and cash of the Fund, delivers and receives payment for securities sold, receives and pays for securities purchased, collects income from investments and performs other duties, all as directed by officers of the Company. Chosen Bank does not exercise any supervisory function over management of the Fund, the purchase and sale of securities or the payment of distributions to shareholders.

                                 TRANSFER AGENT

Declaration Service Company, 555 North Lane, Suite 6160, Conshohocken, PA 19428 ("DSC") acts as transfer, dividend disbursing, and shareholder servicing agent for the Fund pursuant to a written agreement with the Company and the Adviser. Under the agreement, DSC is responsible for administering and performing transfer agent functions, dividend distribution, shareholder administration, and maintaining necessary records in accordance with applicable rules and regulations.

For the services to be rendered as transfer agent, the Adviser shall pay DSC an annual fee, paid monthly, based on the average net assets of the Funds, as determined by valuations made as of the close of each business day of the month.

                                 ADMINISTRATION

DSC also acts as administrator to the Fund pursuant to a written agreement with the Company and Adviser. DSC supervises all aspects of the operations of the Fund except those performed by the Fund's investment adviser under the Fund's investment advisory agreement. DSC is responsible for:

(a)  calculating the Fund's net asset value;
(b) preparing and maintaining the books and accounts specified in Rule 31a-1; and 31a-2 of the Investment Company Act of 1940;
(c) preparing financial statements contained in reports to stockholders of the; Fund
(d)  preparing the Fund's federal and state tax returns;
(e)  preparing reports and filings with the Securities and Exchange Commission;
(f)  preparing filings with state Blue Sky authorities; and
(g)  maintaining the Fund's financial accounts and records.

For the services to be rendered as administrator, the Adviser shall pay DSC an annual fee, paid monthly, based on the average net assets of the Funds, as determined by valuations made as of the close of each business day of the month.

                                   DISTRIBUTOR

Declaration Distributors, Inc. (DDI), 555 North Lane, Suite 6160, Conshohocken, PA 19460, acts as the principal underwriter of the Fund's shares pursuant to a written agreement with the Fund and the Adviser ("Distribution Agreement"). DDI and DSC are both wholly-owned subsidiaries of Declaration Holdings, Inc., a Delaware corporation.

Pursuant to the Distribution Agreement, DDI facilitates the registration of the Funds' shares under state securities laws and assists in the sale of shares. For providing underwriting services to the Fund, DDI is paid an annual fixed fee by the Adviser .

The Adviser shall bear the expense of all filing or registration fees incurred in connection with the registration of the Fund's shares under state securities laws.

The Distribution Agreement may be terminated by either party upon 60 days' prior written notice to the other party.

                             INDEPENDENT ACCOUNTANTS

__________________________________,  will  serve  as the  Company's  independent auditors for its first fiscal year.

                                  LEGAL COUNSEL

David Jones & Assoc., 799 State Street, PMB 234, Pottstown, PA 19464, has passed on certain matters relating to this registration statement and acts as counsel to the Company.

                                DISTRIBUTION PLAN

As noted in the Funds' Prospectus, the Company has adopted a plan pursuant to Rule 12b-1 under the 1940 Act (the "Plan") for each Fund whereby each Fund is authorized to pay total fees of up to 1.00% per annum of that Fund's average daily net assets to the Adviser and others to compensate them for certain expenses incurred in the distribution of the Fund's shares and the servicing or maintaining of existing Fund shareholder accounts (0.75% of which constitutes distribution fees). The fees may be paid on a monthly basis, in arrears.

                              FINANCIAL STATEMENTS

Audited financial statements with respect to the pre-operating period of the Company are included as an exhibit to this document.

                                     PART C
                                     ------

                                OTHER INFORMATION

Item 23.  Financial Statements and Exhibits

(a)      Articles of Incorporation---  Filed herewith as Exhibit 23A
(b)      By-Laws---  Filed herewith as Exhibit 23B
(c) Instruments defining rights of Shareholders---None, See Articles of Incorporation
(d)      Investment Advisory Contracts---  *
(e)      Underwriting Contracts---  *
(f)      Bonus or Profit Sharing Contracts---  *
(g)      Custodian Agreements---  *
(h)      Other Material Contracts---  *
(i)      Legal Opinion---  *
(j)      Other opinions---  *
(k)      Omitted Financial statements---  None
(l)      Initial Capital Agreements---  *
(m)      Rule 12b-1 Plan---  *
(n)      Financial Data Schedule---  Not Applicable
(o)      Rule 18f-3 Plan--  None


*  To be filed by amendment

Item 24.  Persons Controlled by or Under Common Control With Registrant
          -------------------------------------------------------------

          There are no persons controlled by or under common control with the Fund.

Item 25.  Indemnification
          ---------------

          (a) General. The Articles of Incorporation (the "Articles") of the Corporation provide that to the fullest extent permitted by Maryland and federal statutory and decisional law, as amended or interpreted, no director or officer of this Corporation shall be personally liable to the Corporation or the holders of shares for money damages for breach of fiduciary duty as a director and each director and officer shall be indemnified by the Corporation; provided, however, that nothing herein shall be deemed to protect any director or officer of the Corporation against any liability to the Corporation or the holders of shares to which such director or officer would otherwise be subject by reason of breach of the director's or officer's duty of loyalty to the Corporation or its stockholders, for acts or omissions not in good faith or which involved intentional misconduct or a knowing violation of law or for any transaction from which the director derived any improper personal benefit.

               The By-Laws of the Corporation, Article VI, provide that the Corporation shall indemnify to the fullest extent required or permitted under Maryland law or The Investment Company Act of

               1940, as either may be amended from time to time, any individual who is a director or officer of the Corporation and who, by reason of his or her position was, is or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative (hereinafter collectively referred to as a "Proceeding") against judgments, penalties, fines, settlements and reasonable expenses actually incurred by such director or officer in connection with such Proceeding, to the fullest extent that such indemnification may be lawful under Maryland law or the Investment Company Act of 1940.

          (b) Disabling Conduct. No director or officer shall be protected against any liability to the Corporation or its shareholders if such director or officer would be subject to such liability by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office (such conduct hereinafter referred to as "Disabling Conduct").

               Article 2-418 of the General Corporation Laws of Maryland provides that no indemnification of a director or officer may be made unless: (1) there is a final decision on the merits by a court or other body before whom the Proceeding was brought that the director or officer to be indemnified was not liable by reason of Disabling Conduct; or (2) in the absence of such a decision, there is a reasonable determination, based upon a review of the facts, that the director or officer to be indemnified was not liable by reason of Disabling Conduct, which determination shall be made by: (i) the vote of a majority of a quorum of directors who are neither "interested persons" of the Corporation as defined in Section 2(a)(19) of the Investment Company Act of 1940, nor parties to the Proceeding; or (ii) an independent legal counsel in a written opinion.

          (c) Standard of Conduct. The Corporation may not indemnify any director if it is proved that: (1) the act or omission of the director was material to the cause of action adjudicated in the Proceeding and (i) was committed in bad faith or (ii) was the result of active and deliberate dishonesty; or (2) the director actually received an improper personal benefit; or (3) in the case of a criminal proceeding, the director had reasonable cause to believe that the act or omission was unlawful. No indemnification may be made under Maryland law unless authorized for a specific proceeding after a determination has been made, in accordance with Maryland law, that indemnification is permissible in the circumstances because the requisite standard of conduct has been met.

          (d) Required Indemnification. A director or officer who is successful, on the merits or otherwise, in the defense of any Proceeding shall be indemnified against reasonable expenses incurred by the director or officer in connection with the Proceeding. In addition, under Maryland law, a court of appropriate jurisdiction may order indemnification under certain circumstances.

          (e) Advance Payment. The Corporation may pay any reasonable expenses so incurred by any director or officer in defending a Proceeding in advance of the final disposition thereof to the fullest extent permissible under Maryland law. Such advance payment of expenses shall be made only upon the undertaking by such director or officer to repay the advance unless it is ultimately determined that such director or officer is entitled to indemnification, and only if one of the following conditions is met: (1) the director or officer to be indemnified provides a security for his undertaking; (2) the Corporation shall be insured against losses arising by reason of any lawful advances; or (3) there is a determination, based on a review of readily available facts, that there is reason to believe that the director or officer to be indemnified ultimately will be entitled to indemnification, which determination shall be made by: (i) a majority of a quorum of directors who are neither "interested persons" of the Corporation, as defined in Section 2(a)(19) of the Investment Company Act of 1940, nor parties to the Proceeding; or (ii) an independent legal counsel in a written opinion.

          (f)  Insurance.  To the fullest  extent  permitted by Maryland law and
               Section 17(h) of the Investment Company Act of 1940, the Corporation may purchase and maintain insurance on behalf of any officer or director of the Corporation, against any liability asserted against him or her and incurred by him or her in and arising out of his or her position, whether or not the Corporation would have the power to indemnify him or her against such liability.

Item 26.  Business and Other Connections of Investment Adviser
          ----------------------------------------------------

          None

Item 27.  Principal Underwriter
          ---------------------

          Declaration Distributors, Inc., 555 North Lane, Suite 6160, Conshohocken, PA 19428 ("DDI"), acts as principal underwriter for the Fund. DDI is a registered broker-dealer, and offers underwriting services to a number of mutual funds nationwide.

          Pursuant to its agreement with the Fund, DDI offers shares of the Funds to the public on a continuous basis. DDI is not obligated to sell any fixed number of shares, but only to sell shares to fill orders as received by DDI.

          Neither DDI nor any person affiliated with DDI is an affiliated person of the Fund.

Item 28.  Location of Accounts and Records
          --------------------------------

          The books and records of the Fund, other than the accounting and transfer agency (including dividend disbursing) records, are maintained by the Fund at 3417 Hulen, Fort Worth, TX 76107. The Fund's accounting and transfer agency records are maintained at Declaration Service Company, 555 North Lane, Suite 6160, Conshohocken, PA 19428.

Item 29.  Management Services
          -------------------

          None

Item 30.  Undertakings
          ------------

          The Registrant undertakes to file an amendment to the registration statement with certified financial statements showing the initial capital received before accepting subscriptions from more than 25 persons in the event the Fund chooses to raise its initial capital under Section 14(a)(3) of the Investment Company Act of 1940.

SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, hereunto duly authorized in Washington, DC on the 22nd day of October, 1999.

CUMMER/MOYERS FUNDS, INC.

/s/ Jeffrey R. Cummer
---------------------
By: JEFFREY R. CUMMER
President

     Pursuant  to  the   requirements  of  the  Securities  Act  of  1933,  this
Registration Statement has been signed below by the following persons in the capacities and on the date indicated:

                            CUMMER/MOYERS FUNDS, INC.


NAME                                TITLE            DATE

/s/ Jeffrey R. Cummer               President &                October 22, 1999
---------------------               Director
JEFFREY R. CUMMER


/s/  Dwayne Moyers                  Secretary/Treasurer        October 22, 1999
---------------------               Director
DWAYNE MOYERS

EXHIBIT INDEX

EXHIBIT 23A-      Articles of Incorporation of Cummer/Moyers Funds, Inc.
EXHIBIT 23B-      By-Laws of Cummer/Moyers Funds, Inc.
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